ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Amortized Cost, Gross Unrealized Holding Gains and Losses and Fair Value of Held-to-Maturity Securities (Detail) (Reclamation Deposits [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclamation Deposits [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 25,688	$ 11,396	$ 19,832
Gross unrealized holding gains	826	764	1,190
Gross unrealized holding losses	(113)	(74)	(9)
Fair value	$ 26,401	$ 12,086	$ 21,013